Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement [text block] [Abstract]
FAIR VALUE MEASUREMENT
Note 6:-	Fair value measurement

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Group’s financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2020 and 2021:

	Fair value measurements
	December 31, 2021
	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 4)	1,142	-	1,142
Foreign currency derivative contracts	188	-	188
Dividend preference derivative in TSG (1)		2,023	2,023
	$1,330	$2,023	$3,353

Liabilities:
Contingent consideration in respect of business combination	-	24,495	24,495
Liabilities from acquisition of non-controlling interests (put options)	-	71,278	71,278
	$-	$95,773	$95,773

	Fair value measurements
	December 31, 2020
	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 4)	1,238	-	1,238
Dividend preference derivative in TSG (1)	-	1,707	1,707
	$1,238	$1,707	$2,945

Liabilities:
Foreign currency derivative contracts	707	-	707
Contingent consideration in respect of business combination	-	18,456	18,456
Liabilities from acquisition of non-controlling interests (put options)	-	64,018	64,018
	$707	$82,474	$83,181

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.